EMPLOYEE BENEFITS - Post-employment health care benefit plan - Funded status (Details) - Post-employment health care benefit plan - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (199,570)	R$ (224,677)
Present value of the defined benefit obligations
Funded status of the post-employment health benefits plans
Total net liabilities	R$ (199,570)	R$ (224,677)